DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,724	$ 21,604
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,953	18,905
Effective Portion	(447)	36
Ineffective Portion	11	10
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,818	17,932
Effective Portion	(268)	(5)
Ineffective Portion	11	10
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,135	973
Effective Portion	(179)	41
Ineffective Portion	$ 0	$ 0